UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	May 6, 2004

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		72
Form 13F Information Table Value Total:		$142,109

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2214    53860 SH       SOLE                    53860
Avista (formerly Washington Wa COM              940688104      232    12250 SH       SOLE                    12200                50
BP p.l.c. ADR                  COM              055622104     1557    30419 SH       SOLE                    30419
BRE Properties                 COM              05564E106     2071    60356 SH       SOLE                    59456               900
BellSouth Corp.                COM              079860102      488    17609 SH       SOLE                    17609
Brascan Corp.   (formerly Edpe COM              280905803     3026    75150 SH       SOLE                    73600              1550
Bristol-Myers Squibb           COM              110122108     2703   111550 SH       SOLE                   110850               700
Bunge Ltd.                     COM              G16962105     2083    51800 SH       SOLE                    51800
CSX Corp.                      COM              126408103      257     8500 SH       SOLE                     8500
Chesapeake Energy Corp.        COM              165167107     1487   111000 SH       SOLE                   110000              1000
ChevronTexaco Corporation      COM              166764100     6318    71980 SH       SOLE                    71749               231
Con Agra Inc.                  COM              205887102      688    25538 SH       SOLE                    25538
Consolidated Edison, Inc.      COM              209115104      260     5900 SH       SOLE                     5900
DNP Select Income Fund (fmly.  COM              264324104     2114   185417 SH       SOLE                   185417
Donnelley (RR) & Sons          COM              257867101     2249    74350 SH       SOLE                    73600               750
Dow Chemical Co.               COM              260543103      334     8287 SH       SOLE                     8287
Du Pont                        COM              263534109     2942    69680 SH       SOLE                    69680
Duke-Weeks Realty Corp.        COM              264411505      917    26400 SH       SOLE                    25400              1000
Edison International (formerly COM              281020107      323    13310 SH       SOLE                    13310
Emerson Electric               COM              291011104     3691    61600 SH       SOLE                    61300               300
ExxonMobil                     COM              30231g102     1777    42718 SH       SOLE                    42718
General Electric               COM              369604103      502    16449 SH       SOLE                    16449
Gillette Co.                   COM              375766102     3243    82940 SH       SOLE                    82340               600
GlaxoSmithKline plc            COM              37733W105     3138    78550 SH       SOLE                    78050               500
Hawaiian Electric              COM              419870100     1389    26800 SH       SOLE                    26800
Healthcare Property Investors, COM              421915109     2052    72500 SH       SOLE                    72500
Healthcare Realty Trust        COM              421946104      457    10700 SH       SOLE                    10700
Heinz (H.J.)                   COM              423074103     2360    63275 SH       SOLE                    62975               300
Hillenbrand Industries         COM              431573104      821    12100 SH       SOLE                    12100
Intel Corp.                    COM              458140100      851    31302 SH       SOLE                    31302
Johnson & Johnson              COM              478160104     2711    53452 SH       SOLE                    53452
Kimberly-Clark                 COM              494368103     2007    31800 SH       SOLE                    31800
Liberty Media Corporation Clas COM              530718105     1678   153276 SH       SOLE                   152236              1040
Lilly, Eli                     COM              532457108     1202    17970 SH       SOLE                    17970
Microsoft                      COM              594918104     3310   132754 SH       SOLE                   131954               800
New Plan Excel Realty Trust    COM              648053106     2286    83600 SH       SOLE                    83100               500
Oracle Corp.                   COM              68389X105     2142   178500 SH       SOLE                   178500
PACCAR Inc.                    COM              693718108      293     5225 SH       SOLE                     5225
PG&E Corporation               COM              69331C108      942    32512 SH       SOLE                    32512
Pepsico Inc.                   COM              713448108     2827    52506 SH       SOLE                    52206               300
Pfizer Inc.                    COM              717081103     2268    64702 SH       SOLE                    64702
Plum Creek Timber Company, Inc COM              729251108     3201    98550 SH       SOLE                    98050               500
Preferred Voice, Inc.          COM              740432109        1    11376 SH       SOLE                    11376
Procter & Gamble               COM              742718109    17311   165059 SH       SOLE                   165059
Royal Dutch Petroleum          COM              780257804      240     5050 SH       SOLE                     5050
SBC Communications             COM              78387G103     2691   109646 SH       SOLE                   108989               657
Safeguard Scientifics          COM              786449108      719   193250 SH       SOLE                   193250
Safeway Inc.                   COM              786514208      413    20050 SH       SOLE                    20050
Sara Lee                       COM              803111103     2032    92957 SH       SOLE                    92457               500
Schering Plough                COM              806605101     1041    64160 SH       SOLE                    63660               500
Scottish Power PLC ADS (frmly  COM              81013t705      295    10377 SH       SOLE                    10377
The India Fund                 COM              454089103      531    20200 SH       SOLE                    20200
Unilever PLC                   COM              904767704     2813    69800 SH       SOLE                    69800
Union Pacific Corp.            COM              907818108      329     5500 SH       SOLE                     5500
United Dominion Realty Trust   COM              910197102      345    17600 SH       SOLE                    17600
United Technologies            COM              913017109     2352    27250 SH       SOLE                    27250
Verizon Corporation            COM              92343V104     1733    47422 SH       SOLE                    47346                76
Washington REIT SBI            COM              939653101      227     7000 SH       SOLE                     7000
ASA Limited                    COM              002050102     3163    73050 SH       SOLE                    72550               500
Central Fund of Canada Ltd.    COM              153501101     2814   445900 SH       SOLE                   445700               200
Durban Roodepoort Deep Ltd.    COM              266597301      376   107000 SH       SOLE                   107000
Freeport McMoRan Copper & Gold COM              35671D857      887    22700 SH       SOLE                    22700
Goldcorp, Inc.                 COM              380956409     2410   162700 SH       SOLE                   161200              1500
Hecla Mining                   COM              422704106      799    95000 SH       SOLE                    95000
IAMGOLD Corporation            COM              450913108      841   129000 SH       SOLE                   129000
Kinross Gold Corporation       COM              496902206      302    41200 SH       SOLE                    41200
Newmont Mining                 COM              651639106     7251   155501 SH       SOLE                   154251              1250
Pan American Silver Corp.      COM              697900108     2233   125300 SH       SOLE                   125300
ING Groep NV 6.2% Perpetual De PFD              456837400     1883    73000 SH       SOLE                    73000
Lehman Brothers Holdings 6.5%  PFD              524908720     3705   135700 SH       SOLE                   134700              1000
Pimco High Income Fund Ser. T  COM              722014305      950       38 SH       SOLE                       36                 2
Templeton Global Income Fund   COM              880198106     4012   441900 SH       SOLE                   441900